PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2015 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property, plant and equipment	¥ (7,542)
Pre-tax rate to CGU	16.00%
Yangchong Mine [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property, plant and equipment	¥ 7,542